Income Taxes (Details) - Schedule of net deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 70,808	$ 54,527
Research and development credits	10,650	9,035
Property and equipment and intangible assets	91
Deferred revenue	3,662	2,752
Contract liability	1,154	2,282
Share-based compensation	1,235	1,036
Deferred rent		378
Operating lease liabilities	2,861
Debt issuance cost		121
Accruals and reserves	863	989
Gross deferred tax assets	91,324	71,120
Valuation allowance	(86,695)	(68,760)	$ (86,694)	$ (50,821)
Deferred tax liabilities:
Property and equipment and intangible assets		(78)
Right-of-use assets	(2,461)
Gross deferred tax liabilities	(2,461)	(78)
Net deferred tax assets	$ 2,168	$ 2,282